Accrued Expenses and Other Liabilities - Summary of Reconciliation of Changes in Product Warranty Liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Standard Product Warranty Disclosure [Abstract]
Balance as of the beginning of the year	¥ 4,856	$ 762	¥ 2,675
Accruals during the year	1,258	198	2,934
Claims during the year	(319)	(50)	(132)
Reversal during the year	(1,037)	(163)	(621)
Product warranty liability	¥ 4,758	$ 747	¥ 4,856